Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	$ 71	$ 94
Interest rate contracts, assets at fair value	1
Interest rate contracts, liabilities at fair value	2
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	71	94
Foreign government debt securities	18	18
Interest rate contracts, assets at fair value	1
Total assets	90	112
Contingent payments related to acquisitions	518	291
Interest rate contracts, liabilities at fair value	2
Total liabilities	520	291
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	71	94
Total assets	71	94
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign government debt securities	18	18
Interest rate contracts, assets at fair value	1
Total assets	19	18
Interest rate contracts, liabilities at fair value	2
Total liabilities	2
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent payments related to acquisitions	518	291
Total liabilities	$ 518	$ 291